Consolidated Statements of Financial Position - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	kr 430,754	kr 438,057
Goodwill	48,584	45,784
Equipment	16,053	7,468
Right-of-use assets	38,186	24,452
Non-current financial assets	24,201	11,210
Deferred tax assets	26,315	13,798
Total non-current assets	584,093	540,770
Current assets
Inventories	20,428	3,647
Accounts receivable	180,892	78,703
Other current assets	15,774	10,018
Prepaid expenses and accrued income	84,324	70,741
Cash	973,733	1,249,094
Total current assets	1,275,152	1,412,204
TOTAL ASSETS	1,859,245	1,952,973
Equity
Share capital	2,383	2,383
Additional paid-in capital	2,643,227	2,590,890
Reserves	(5,231)	9,307
Retained earnings including net loss for the year	(2,305,573)	(1,836,317)
Total equity attributable to equity holders of the Parent Company	334,806	766,264
Non-current liabilities
Provisions	32,595	11,792
Contingent consideration	56,561	75,880
Pension liabilities	3,521	884
Deferred tax liabilities	41,641	39,752
Non-current interest-bearing liabilities	939,508	713,030
Non-current lease liabilities	27,088	15,792
Other non-current liabilities	16,381	4,350
Total non-current liabilities	1,117,295	861,479
Current liabilities
Accounts payable	100,564	160,404
Current tax liabilities	6,167	5,684
Other current liabilities	19,786	22,697
Accrued expenses and deferred revenue	280,627	136,446
Total current liabilities	407,144	325,231
TOTAL EQUITY AND LIABILITIES	kr 1,859,245	kr 1,952,973